OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Deferred tax assets	$ 2,620	$ 2,261
Other	1,055	2,362
Other Assets, Noncurrent	$ 3,675	$ 4,623